UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011


[LOGO OF USAA]
    USAA(R)





                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]




 ===========================================

     SEMIANNUAL REPORT
     USAA NASDAQ-100 INDEX FUND
     JUNE 30, 2011

 ===========================================




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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS A REMINDER    [PHOTO OF DANIEL S. McNAMARA]
THAT SOME OF THE GREATEST INVESTMENT CHALLENGES
ARE UNFORESEEN"

--------------------------------------------------------------------------------

AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              3

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

  Portfolio of Investments                                                    7

  Notes to Portfolio of Investments                                          13

  Financial Statements                                                       14

  Notes to Financial Statements                                              17

EXPENSE EXAMPLE                                                              30

ADVISORY AGREEMENTS                                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

The NASDAQ 100 Index (the Index) returned 5.23% in the first half of 2011, underperforming the S&P 500, which returned 6.02%. The USAA Nasdaq-100 Index Fund closely tracked its benchmark and returned 4.83% during the reporting period.

All sectors posted positive returns for the period. Information Technology, the largest sector in the Index with a weight of 63.54%, returned 1.56% in the first half of the year. Consumer Discretionary, the next largest sector accounting for 15.71% of the index, increased 16.41% in the period. Health Care, the third largest sector with a weight of 12.03%, increased by 12.01%.

The year started off with positive momentum as U.S indexes were fueled by a strong start to the earnings season and improvements concerning the sovereign debt crisis in Europe. Despite mounting uncertainty in the Middle East, the U.S. markets remained positive following increased share buyback and merger and acquisition activity. Performance began to lag as the markets reacted to raising oil prices and to the uncertainty of the implications surrounding Japan's devastating earthquake and tsunami. Markets began improving due to a strong start to the earnings season and the announcement of several merger and acquisition deals. Markets then took a turn for the worst when concerns about the budget and deficit, weak macroeconomic data and European sovereign debt took over. These results were partially offset by positive momentum when the Greek parliament successfully passed the austerity measures necessary to receive the next tranche of its bailout package.

Thank you for your investment in the Fund.

Past performance is no guarantee of future results.

Refer to page 5 for benchmark definitions.

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

FUND RECOGNITION

USAA NASDAQ-100 INDEX FUND

--------------------------------------------------------------------------------

                           [LIPPER LEADERS (OVERALL)]

                               [5]              [5]

                           TOTAL RETURN       EXPENSE

The Fund is listed as a Lipper Leader for Total Return and Expense among 690 and 217 funds, respectively, within the Lipper Large-Cap Growth Funds category for the three-year period ended June 30, 2011. The Fund received a Lipper Leader rating for Total Return among 600 funds for the five-year period and a score of 3 among 379 funds for the 10-year period ending June 30, 2011. The Fund received a Lipper Leader rating for Expense among 199 and 154 funds for the five- and 10-year periods ending June 30, 2011, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2011. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2011.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  3

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                             6/30/11                12/31/10
--------------------------------------------------------------------------------
Net Assets                                $218.2 Million          $202.1 Million
Net Asset Value Per Share                     $7.16                   $6.83

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
    12/31/10 to 6/30/11*          1 Year           5 Years          10 Years
            4.83%                 33.75%            7.95%             2.03%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
     BEFORE REIMBURSEMENT      1.02%         AFTER REIMBURSEMENT      0.78%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.78% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                USAA NASDAQ-100
                         NASDAQ-100 INDEX                         INDEX FUND
 6/30/2001                  $10,000.00                            $10,000.00
 7/31/2001                    9,199.62                              9,185.06
 8/31/2001                    8,031.45                              8,013.58
 9/30/2001                    6,384.84                              6,366.72
10/31/2001                    7,458.62                              7,436.33
11/30/2001                    8,723.11                              8,675.72
12/31/2001                    8,619.31                              8,560.69
 1/31/2002                    8,472.82                              8,424.80
 2/28/2002                    7,430.07                              7,388.69
 3/31/2002                    7,941.71                              7,881.27
 4/30/2002                    6,981.48                              6,930.08
 5/31/2002                    6,606.30                              6,539.41
 6/30/2002                    5,748.34                              5,690.14
 7/31/2002                    5,260.83                              5,214.55
 8/31/2002                    5,153.54                              5,095.65
 9/30/2002                    4,552.79                              4,501.15
10/31/2002                    5,411.93                              5,350.43
11/30/2002                    6,104.81                              6,029.85
12/31/2002                    5,384.99                              5,316.46
 1/31/2003                    5,378.27                              5,299.47
 2/28/2003                    5,527.56                              5,452.34
 3/31/2003                    5,576.84                              5,486.31
 4/30/2003                    6,055.79                              5,961.91
 5/31/2003                    6,559.78                              6,454.49
 6/30/2003                    6,580.74                              6,454.49
 7/31/2003                    6,993.64                              6,862.14
 8/31/2003                    7,347.15                              7,201.85
 9/30/2003                    7,142.10                              6,998.02
10/31/2003                    7,764.20                              7,592.51
11/30/2003                    7,808.93                              7,643.47
12/31/2003                    8,049.56                              7,864.28
 1/31/2004                    8,188.23                              8,000.17
 2/29/2004                    8,066.19                              7,864.28
 3/31/2004                    7,890.95                              7,694.43
 4/30/2004                    7,688.84                              7,490.60
 5/31/2004                    8,047.32                              7,830.31
 6/30/2004                    8,324.44                              8,102.08
 7/31/2004                    7,687.69                              7,473.62
 8/31/2004                    7,518.46                              7,303.76
 9/30/2004                    7,760.63                              7,541.56
10/31/2004                    8,167.74                              7,932.22
11/30/2004                    8,637.93                              8,373.85
12/31/2004                    8,914.48                              8,645.61
 1/31/2005                    8,357.08                              8,098.39
 2/28/2005                    8,316.77                              8,047.24
 3/31/2005                    8,160.68                              7,893.80
 4/30/2005                    7,822.11                              7,552.82
 5/31/2005                    8,499.00                              8,200.69
 6/30/2005                    8,228.96                              7,944.95
 7/31/2005                    8,844.96                              8,524.62
 8/31/2005                    8,722.53                              8,405.28
 9/30/2005                    8,832.70                              8,507.57
10/31/2005                    8,709.55                              8,388.23
11/30/2005                    9,230.36                              8,882.66
12/31/2005                    9,083.45                              8,729.21
 1/31/2006                    9,446.50                              9,087.25
 2/28/2006                    9,231.63                              8,865.61
 3/31/2006                    9,415.72                              9,036.10
 4/30/2006                    9,400.80                              9,019.05
 5/31/2006                    8,738.80                              8,371.18
 6/30/2006                    8,715.45                              8,337.08
 7/31/2006                    8,352.79                              7,996.10
 8/31/2006                    8,749.75                              8,371.18
 9/30/2006                    9,162.24                              8,746.26
10/31/2006                    9,597.61                              9,172.49
11/30/2006                    9,929.74                              9,479.38
12/31/2006                    9,745.17                              9,291.84
 1/31/2007                    9,942.55                              9,479.38
 2/28/2007                    9,781.08                              9,325.94
 3/31/2007                    9,841.92                              9,377.09
 4/30/2007                   10,373.55                              9,871.51
 5/31/2007                   10,717.56                             10,195.45
 6/30/2007                   10,751.13                             10,212.50
 7/31/2007                   10,740.93                             10,195.45
 8/31/2007                   11,066.03                             10,502.34
 9/30/2007                   11,636.25                             11,030.86
10/31/2007                   12,460.11                             11,815.13
11/30/2007                   11,637.81                             11,030.86
12/31/2007                   11,620.03                             10,996.76
 1/31/2008                   10,263.74                              9,718.07
 2/29/2008                    9,737.58                              9,206.59
 3/31/2008                    9,944.36                              9,394.13
 4/30/2008                   10,702.95                             10,110.20
 5/31/2008                   11,354.09                             10,723.98
 6/30/2008                   10,262.87                              9,683.97
 7/31/2008                   10,331.72                              9,735.12
 8/31/2008                   10,471.85                              9,871.51
 9/30/2008                    8,918.46                              8,388.23
10/31/2008                    7,466.62                              7,024.29
11/30/2008                    6,641.71                              6,240.02
12/31/2008                    6,789.75                              6,376.42
 1/31/2009                    6,615.02                              6,205.93
 2/28/2009                    6,271.35                              5,881.99
 3/31/2009                    6,947.33                              6,512.81
 4/30/2009                    7,832.80                              7,348.23
 5/31/2009                    8,074.71                              7,569.87
 6/30/2009                    8,311.02                              7,774.46
 7/31/2009                    9,022.52                              8,439.38
 8/31/2009                    9,155.43                              8,558.72
 9/30/2009                    9,686.07                              9,053.15
10/31/2009                    9,396.18                              8,763.31
11/30/2009                    9,972.27                              9,308.89
12/31/2009                   10,498.73                              9,786.27
 1/31/2010                    9,827.76                              9,155.45
 2/28/2010                   10,278.39                              9,564.63
 3/31/2010                   11,070.04                             10,297.74
 4/30/2010                   11,313.58                             10,519.38
 5/31/2010                   10,487.46                              9,752.17
 6/30/2010                    9,851.37                              9,138.40
 7/31/2010                   10,560.95                              9,803.32
 8/31/2010                   10,026.14                              9,291.84
 9/30/2010                   11,336.49                             10,502.34
10/31/2010                   12,056.86                             11,167.26
11/30/2010                   12,038.32                             11,133.16
12/31/2010                   12,614.93                             11,658.97
 1/31/2011                   12,981.48                             12,000.38
 2/28/2011                   13,387.81                             12,358.85
 3/31/2011                   13,323.66                             12,290.57
 4/30/2011                   13,698.13                             12,631.98
 5/31/2011                   13,538.01                             12,478.35
 6/30/2011                   13,274.21                             12,222.29

                                   [END CHART]

                          Data from 6/30/01 to 6/30/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/11
                                (% of Net Assets)

Apple, Inc. .............................................................  11.9%
Microsoft Corp. .........................................................   8.4%
Oracle Corp. ............................................................   6.4%
Google, Inc. "A" ........................................................   4.9%
Intel Corp. .............................................................   4.5%
QUALCOMM, Inc. ..........................................................   3.6%
Amazon.com, Inc. ........................................................   3.5%
Cisco Systems, Inc. .....................................................   3.3%
Amgen, Inc. .............................................................   2.1%
Comcast Corp. "A" .......................................................   2.0%

  You will find a complete list of securities that the Fund owns on pages 7-12.

                       o SECTOR ALLOCATION* -- 6/30/2011 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     63.9%
CONSUMER DISCRETIONARY                                                     16.2%
HEALTH CARE                                                                11.7%
INDUSTRIALS                                                                 2.7%
CONSUMER STAPLES                                                            2.3%
TELECOMMUNICATION SERVICES                                                  1.2%
MATERIALS                                                                   0.3%

                                  [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (16.2%)
            ------------------------------
            APPAREL RETAIL (0.5%)
  9,831     Ross Stores, Inc.                                           $    788
 13,575     Urban Outfitters, Inc.*                                          382
                                                                        --------
                                                                           1,170
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
 11,535     O'Reilly Automotive, Inc.*                                       756
                                                                        --------
            CABLE & SATELLITE (3.9%)
174,366     Comcast Corp. "A"                                              4,419
 64,228     DIRECTV "A"*                                                   3,264
 26,541     Virgin Media, Inc.                                               794
                                                                        --------
                                                                           8,477
                                                                        --------
            CASINOS & GAMING (0.7%)
 10,436     Wynn Resorts Ltd.                                              1,498
                                                                        --------
            CATALOG RETAIL (0.4%)
 47,864     Liberty Media Corp. - Interactive "A"*                           803
                                                                        --------
            CONSUMER ELECTRONICS (0.3%)
 17,391     Garmin Ltd.                                                      574
                                                                        --------
            DEPARTMENT STORES (0.3%)
  9,011     Sears Holdings Corp.*                                            644
                                                                        --------
            EDUCATION SERVICES (0.2%)
 11,806     Apollo Group, Inc. "A"*                                          516
                                                                        --------
            GENERAL MERCHANDISE STORES (0.3%)
 10,230     Dollar Tree, Inc.*                                               681
                                                                        --------
            HOMEFURNISHING RETAIL (0.6%)
 20,842     Bed Bath & Beyond, Inc.*                                       1,216
                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
 12,270     Ctrip.com International Ltd. ADR*                                529
                                                                        --------
            INTERNET RETAIL (5.3%)
 37,816     Amazon.com, Inc.*                                              7,733
 20,692     Expedia, Inc.                                                    600

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  4,391     Netflix, Inc.*                                              $  1,153
  4,153     Priceline.com, Inc.*                                           2,126
                                                                        --------
                                                                          11,612
                                                                        --------
            LEISURE PRODUCTS (0.4%)
 29,067     Mattel, Inc.                                                     799
                                                                        --------
            MOVIES & ENTERTAINMENT (1.2%)
152,927     News Corp. "A"                                                 2,707
                                                                        --------
            RESTAURANTS (1.1%)
 62,708     Starbucks Corp.                                                2,476
                                                                        --------
            SPECIALTY STORES (0.4%)
 59,662     Staples, Inc.                                                    943
                                                                        --------
            Total Consumer Discretionary                                  35,401
                                                                        --------
            CONSUMER STAPLES (2.3%)
            -----------------------
            FOOD RETAIL (0.4%)
 14,699     Whole Foods Market, Inc.                                         932
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (1.4%)
 36,545     Costco Wholesale Corp.                                         2,969
                                                                        --------
            PACKAGED FOODS & MEAT (0.5%)
 12,781     Green Mountain Coffee Roasters, Inc.*                          1,141
                                                                        --------
            Total Consumer Staples                                         5,042
                                                                        --------
            HEALTH CARE (11.7%)
            -------------------
            BIOTECHNOLOGY (6.4%)
 15,379     Alexion Pharmaceuticals, Inc.*                                   723
 77,777     Amgen, Inc.*                                                   4,538
 20,214     Biogen Idec, Inc.*                                             2,161
 38,716     Celgene Corp.*                                                 2,335
  6,377     Cephalon, Inc.*                                                  510
 65,841     Gilead Sciences, Inc.*                                         2,727
 17,233     Vertex Pharmaceuticals, Inc.*                                    896
                                                                        --------
                                                                          13,890
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.2%)
  7,717     Henry Schein, Inc.*                                              552
                                                                        --------
            HEALTH CARE EQUIPMENT (0.6%)
  3,287     Intuitive Surgical, Inc.*                                      1,223
                                                                        --------
            HEALTH CARE SERVICES (1.1%)
 44,291     Express Scripts, Inc.*                                         2,391
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
 11,777     DENTSPLY International, Inc.                                     449
                                                                        --------

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE TECHNOLOGY (0.4%)
 14,072     Cerner Corp.*                                               $    860
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.9%)
 10,300     Illumina, Inc.*                                                  774
 14,956     Life Technologies Corp.*                                         779
 19,484     Qiagen N.V.*                                                     370
                                                                        --------
                                                                           1,923
                                                                        --------
            PHARMACEUTICALS (1.9%)
 36,748     Mylan, Inc.*                                                     907
 58,822     Teva Pharmaceutical Industries Ltd. ADR                        2,836
 21,240     Warner Chilcott plc "A"                                          513
                                                                        --------
                                                                           4,256
                                                                        --------
            Total Health Care                                             25,544
                                                                        --------
            INDUSTRIALS (2.7%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.9%)
 13,847     C.H. Robinson Worldwide, Inc.                                  1,092
 17,778     Expeditors International of Washington, Inc.                     910
                                                                        --------
                                                                           2,002
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
  8,765     Joy Global, Inc.                                                 834
 30,572     PACCAR, Inc.                                                   1,562
                                                                        --------
                                                                           2,396
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
  7,181     Stericycle, Inc.*                                                640
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
 24,646     Fastenal Co.                                                     887
                                                                        --------
            Total Industrials                                              5,925
                                                                        --------
            INFORMATION TECHNOLOGY (63.9%)
            ------------------------------
            APPLICATION SOFTWARE (2.1%)
 42,201     Adobe Systems, Inc.*                                           1,327
 19,224     Autodesk, Inc.*                                                  742
 15,726     Citrix Systems, Inc.*                                          1,258
 25,312     Intuit, Inc.*                                                  1,313
                                                                        --------
                                                                           4,640
                                                                        --------
            COMMUNICATIONS EQUIPMENT (7.9%)
460,114     Cisco Systems, Inc.                                            7,182
  6,785     F5 Networks, Inc.*                                               748
139,662     QUALCOMM, Inc.(a)                                              7,932

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
 43,824     Research In Motion Ltd.*                                    $  1,264
                                                                        --------
                                                                          17,126
                                                                        --------
            COMPUTER HARDWARE (13.1%)
 77,359     Apple, Inc.(a)*                                               25,967
157,869     Dell, Inc.*                                                    2,632
                                                                        --------
                                                                          28,599
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.4%)
 30,774     NetApp, Inc.*                                                  1,624
 19,941     SanDisk Corp.*                                                   828
 35,980     Seagate Technology plc                                           581
                                                                        --------
                                                                           3,033
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
 41,800     Automatic Data Processing, Inc.                                2,202
 12,013     Fiserv, Inc.*                                                    752
 30,298     Paychex, Inc.                                                    931
                                                                        --------
                                                                           3,885
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
 13,357     FLIR Systems, Inc.                                               450
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
 63,516     Flextronics International Ltd.*                                  408
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.8%)
 95,715     Activision Blizzard, Inc.                                      1,118
 27,811     Electronic Arts, Inc.*                                           656
                                                                        --------
                                                                           1,774
                                                                        --------
            INTERNET SOFTWARE & SERVICES (9.2%)
 15,595     Akamai Technologies, Inc.*                                       491
 22,686     Baidu, Inc. ADR*                                               3,179
108,584     eBay, Inc.*                                                    3,504
 21,164     Google, Inc. "A"*                                             10,717
 14,099     VeriSign, Inc.                                                   472
109,008     Yahoo!, Inc.*                                                  1,639
                                                                        --------
                                                                          20,002
                                                                        --------
            IT CONSULTING & OTHER SERVICES (1.1%)
 25,455     Cognizant Technology Solutions Corp. "A"*                      1,867
  8,441     Infosys Technologies Ltd. ADR                                    551
                                                                        --------
                                                                           2,418
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (1.1%)
110,290     Applied Materials, Inc.                                        1,435
 14,045     KLA-Tencor Corp.                                                 569

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
 10,414     Lam Research Corp.*                                         $    461
                                                                        --------
                                                                           2,465
                                                                        --------
            SEMICONDUCTORS (8.4%)
 26,954     Altera Corp.                                                   1,249
 40,372     Broadcom Corp. "A"*                                            1,358
  7,208     First Solar, Inc.*                                               954
443,530     Intel Corp.                                                    9,829
 19,051     Linear Technology Corp.                                          629
 51,144     Marvell Technology Group Ltd.*                                   755
 24,707     Maxim Integrated Products, Inc.                                  632
 15,934     Microchip Technology, Inc.                                       604
 83,777     Micron Technology, Inc.*                                         627
 50,217     NVIDIA Corp.*                                                    800
 22,221     Xilinx, Inc.                                                     810
                                                                        --------
                                                                          18,247
                                                                        --------
            SYSTEMS SOFTWARE (16.6%)
 14,795     BMC Software, Inc.*                                              809
 42,339     CA, Inc.                                                         967
 17,370     Check Point Software Technologies Ltd.*                          988
705,434     Microsoft Corp.(a)                                            18,341
423,331     Oracle Corp.                                                  13,932
 63,204     Symantec Corp.*                                                1,246
                                                                        --------
                                                                          36,283
                                                                        --------
            Total Information Technology                                 139,330
                                                                        --------
            MATERIALS (0.3%)
            ----------------
            SPECIALTY CHEMICALS (0.3%)
 10,192     Sigma-Aldrich Corp.                                              748
                                                                        --------
            TELECOMMUNICATION SERVICES (1.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
 14,238     NII Holdings, Inc. "B"*                                          603
 72,509     Vodafone Group plc ADR                                         1,938
                                                                        --------
            Total Telecommunication Services                               2,541
                                                                        --------
            Total Common Stocks (cost: $170,047)                         214,531
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)       SECURITY                                                       (000)
--------------------------------------------------------------------------------
           MONEY MARKET INSTRUMENTS (1.6%)

           REPURCHASE AGREEMENTS (1.4%)
 $2,987    State Street Bank & Trust Co., 0.01%, acquired on
              6/30/2011 and due 7/01/2011 at $2,987 (collateralized
              by $3,060 of U.S. Treasury, 1.75%, due 5/31/2016;
              market value $3,081)                                      $  2,987
                                                                        --------
           U.S. TREASURY BILLS (0.2%)
    540    0.05%, 11/17/2011(b),(c)                                          540
                                                                        --------
           Total Money Market Instruments (cost: $3,527)                   3,527
                                                                        --------

           TOTAL INVESTMENTS (COST: $173,574)                           $218,058
                                                                        ========

-----------------------------------------------------------------------------------------------
NUMBER OF                                                           CONTRACT         UNREALIZED
CONTRACTS                                             EXPIRATION      VALUE        APPRECIATION
LONG/(SHORT)  SECURITY                                   DATE         (000)               (000)
-----------------------------------------------------------------------------------------------
              FUTURES (1.6%)
      80      Nasdaq-100 Mini Index Futures            9/16/2011      $3,714             $   85
                                                                      ------             ------

              TOTAL FUTURES                                           $3,714             $   85
                                                                      ======             ======

------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                             FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $214,531              $    -             $-    $214,531
Money Market Instruments:
  Repurchase Agreements                         -               2,987              -       2,987
  U.S. Treasury Bills                         540                   -              -         540
Futures*                                       85                   -              -          85
------------------------------------------------------------------------------------------------
Total                                    $215,156              $2,987             $-    $218,143
------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.8% of net assets at June 30, 2011.

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o SPECIFIC NOTES

  (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2011.

  (b) Rate represents an annualized yield at time of purchase, not coupon rate.

  (c) Security with a value of $540,000 is segregated as collateral for initial margin requirements on open futures contracts.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $173,574)           $218,058
  Cash                                                                           1
  Receivables:
     Capital shares sold                                                       158
     USAA Investment Management Company (Note 5D)                               91
     Dividends and interest                                                     95
  Variation margin on futures contracts                                         43
                                                                          --------
         Total assets                                                      218,446
                                                                          --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                   125
  Accrued management fees                                                       35
  Accrued transfer agent's fees                                                 11
  Other accrued expenses and payables                                           52
                                                                          --------
         Total liabilities                                                     223
                                                                          --------
             Net assets applicable to capital shares outstanding          $218,223
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $162,129
  Accumulated undistributed net investment income                                9
  Accumulated net realized gain on investments and futures transactions     11,516
  Net unrealized appreciation of investments and futures contracts          44,569
                                                                          --------
             Net assets applicable to capital shares outstanding          $218,223
                                                                          ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                               30,460
                                                                          ========
  Net asset value, redemption price, and offering price per share         $   7.16
                                                                          ========

See accompanying notes to financial statements.

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                         $    846
   Interest                                                                       1
                                                                           --------
         Total income                                                           847
                                                                           --------
EXPENSES
   Management fees                                                              216
   Administration and servicing fees                                            378
   Transfer agent's fees                                                        268
   Custody and accounting fees                                                   23
   Postage                                                                       11
   Shareholder reporting fees                                                     8
   Trustees' fees                                                                 7
   Registration fees                                                             19
   Professional fees                                                             35
   Other                                                                         45
                                                                           --------
         Total expenses                                                       1,010
   Expenses reimbursed                                                         (168)
                                                                           --------
         Net expenses                                                           842
                                                                           --------
NET INVESTMENT INCOME                                                             5
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized gain on:
     Investments                                                             31,077
     Futures transactions                                                       252
   Change in net unrealized appreciation/depreciation of:
     Investments                                                            (21,658)
     Futures contracts                                                           76
                                                                           --------
         Net realized and unrealized gain                                     9,747
                                                                           --------
   Increase in net assets resulting from operations                        $  9,752
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and year ended
December 31, 2010

--------------------------------------------------------------------------------

                                                                    6/30/2011       12/31/2010
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $      5         $    254
   Net realized gain on investments                                    31,077            1,681
   Net realized gain on futures transactions                              252              265
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     (21,658)          29,032
      Futures contracts                                                    76             (117)
                                                                     -------------------------
      Increase in net assets resulting from operations                  9,752           31,115
                                                                     -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    -             (250)
                                                                     -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           37,264           60,144
   Reinvested dividends                                                     -              246
   Cost of shares redeemed                                            (30,850)         (48,453)
                                                                     -------------------------
      Increase in net assets from capital share transactions            6,414           11,937
                                                                     -------------------------
   Capital contribution from USAA Transfer Agency Company                   -                1
                                                                     -------------------------
   Net increase in net assets                                          16,166           42,803

NET ASSETS
   Beginning of period                                                202,057          159,254
                                                                     -------------------------
   End of period                                                     $218,223         $202,057
                                                                     =========================
Accumulated undistributed net investment income:
   End of period                                                     $      9         $      4
                                                                     =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          5,228            9,888
   Shares issued for dividends reinvested                                   -               36
   Shares redeemed                                                     (4,333)          (8,107)
                                                                     -------------------------
      Increase in shares outstanding                                      895            1,817
                                                                     =========================

See accompanying notes to financial statements.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

   indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

   as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2011*
   (IN THOUSANDS)

                                    ASSET DERIVATIVES             LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------
                             STATEMENT OF                       STATEMENT OF
                             ASSETS AND                         ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                        LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION             FAIR VALUE    LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------
Equity contracts             Net unrealized         $85**           -               $-
                             appreciation of
                             investments and
                             futures contracts
------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2011, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2011.

   **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2011 (IN THOUSANDS)

                                                                            CHANGE IN
                                                                            UNREALIZED
                                                          REALIZED          APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                 GAIN (LOSS)       (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION          ON DERIVATIVES    ON DERIVATIVES
------------------------------------------------------------------------------------------
Equity contracts             Net realized gain (loss)          $252              $76
                             on futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

   collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2010, the Fund had capital loss carryovers

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

of $17,997,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2017, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
-----------------------------------------
EXPIRES                         BALANCE
-------                       -----------
 2011                         $ 4,495,000
 2016                           4,632,000
 2017                           8,870,000
                              -----------
                   Total      $17,997,000
                              ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were $55,451,000 and $47,243,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $57,620,000 and $13,136,000, respectively, resulting in net unrealized appreciation of $44,484,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred management fees, paid or payable to the Manager, of $216,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million.

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

   For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees, paid or payable to NTI, of $53,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $378,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2011, the Fund incurred reimbursable expenses of $168,000, of which $91,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $268,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                            JUNE 30,                              YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------------------
                              2011            2010            2009            2008            2007            2006
                          ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period      $   6.83        $   5.74        $   3.74         $  6.45        $   5.45        $   5.12
                          ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)                .00(b)          .01            (.00)(a),(b)    (.01)(a)        (.02)(a)        (.01)
 Net realized and
  unrealized gain (loss)       .33            1.09            2.00(a)        (2.70)(a)        1.02(a)          .34
                          ----------------------------------------------------------------------------------------
Total from investment
 operations                    .33            1.10            2.00(a)        (2.71)(a)        1.00(a)          .33
                          ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income           -            (.01)              -               -               -               -
                          ----------------------------------------------------------------------------------------
Net asset value at end
 of period                $   7.16        $   6.83        $   5.74         $  3.74        $   6.45        $   5.45
                          ========================================================================================
Total return (%)*             4.83           19.14           53.48          (42.02)          18.35            6.45
Net assets at end of
 period (000)             $218,223        $202,057        $159,254         $94,024        $149,358        $127,286
Ratios to average
 net assets:**
 Expenses (%)(c),(d)           .78(e)          .78             .78             .78             .78             .80
 Expenses, excluding
  reimbursements (%)(c)        .94(e)         1.02            1.11            1.08            1.01            1.11
Net investment
  income (loss) (%)            .00(e),(f)      .15            (.04)           (.26)           (.27)           (.25)
Portfolio turnover (%)          22               5               4               7              14               8

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were
    $217,827,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                     BEGINNING           ENDING           DURING PERIOD*
                                   ACCOUNT VALUE      ACCOUNT VALUE      JANUARY 1, 2011 -
                                  JANUARY 1, 2011     JUNE 30, 2011        JUNE 30, 2011
                                  --------------------------------------------------------
Actual                               $1,000.00          $1,048.30             $3.96

Hypothetical
 (5% return before expenses)          1,000.00           1,020.93              3.91

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.83% for the six-month period of January 1, 2011, through June 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  31

================================================================================

ADVISORY AGREEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

                                                       ADVISORY AGREEMENTS |  33

================================================================================

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Board noted the size of the Fund and its impact on Fund expenses. The Trustees also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2010 and in the top 10% of its

================================================================================

                                                       ADVISORY AGREEMENTS |  35

================================================================================

performance universe for the three- and five-year periods ended December 31, 2010. The Trustees noted management's discussion of the Fund's performance relative to its benchmark, as well as the investment category in which the Fund was placed for the third-party report.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted the current size of the Fund and that the Manager has reimbursed a portion of its management fees for the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager and the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are

================================================================================

                                                       ADVISORY AGREEMENTS |  37

================================================================================

responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2010, as compared to the Fund's

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                       ADVISORY AGREEMENTS |  39

================================================================================

TRUSTEES                     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,               USAA Investment Management Company
INVESTMENT ADVISER,          P.O. Box 659453
UNDERWRITER, AND             San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "Products & Services"
SELF-SERVICE 24/7            click "Investments," then
AT USAA.COM                  "Mutual Funds"

OR CALL                      Under "My Accounts" go to
(800) 531-USAA               "Investments." View account balances,
        (8722)               or click "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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   37758-0811                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.